Related Party (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Advanced amount	$ 1,768,123	$ 1,258,835	$ 993,359
Repaid amount	$ 1,052,223	$ 5,423,445	$ 4,971,887